SHARE-BASED COMPENSATION PLANS (Tables)	6 Months Ended
Jun. 30, 2016
SHARE-BASED COMPENSATION PLANS [Abstract]
Summary of company's restricted stock awards

The tables below summarize the Company’s restricted stock awards as of June 30, 2016:

	Restricted shares – Employees	Weighted-average grant-date fair value - Employees
Non-vested at January 1, 2016	33,000	$9.84
Granted during the year	137,665	$14.65
Vested during the year	—	—
Forfeited during the year	—	—

Non-vested at June 30, 2016	170,665	$13.72